Document and Entity Information (USD $)	12 Months Ended
May 31, 2012
Document and Entity Information:
Entity Registrant Name	Go Green Directories, Inc.
Document Type	10-K
Document Period End Date	May 31, 2012
Amendment Flag	true
Amendment Description	xbrl
Entity Central Index Key	0001493563
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding	15,100,000
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY